Unaudited Supplementary Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Sales	$ 205,604	$ 132,905		$ 138,050		$ 99,615		$ 26,261		$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651	$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of Goods Sold		62,633				42,923		16,677		18,323	7,742	5,576	5,950			177,890	37,591	21,785
Selling, general and administrative		(24,019)				(14,229)		(11,238)		(13,002)	(10,644)	(19,387)	(4,480)			(64,387)	(47,513)	(12,685)
Depreciation and amortization		(62)				(283)		(83)		(80)	(83)	(61)	(95)			(733)	(319)	(191)
Accretion expense		(241)				(240)		(234)		(217)	(216)	(216)	(263)	(897)		(955)	(912)	(1,006)
Operating (loss) income	(40,329)	45,950		66,945		41,940		(1,971)		(9,920)	(10,152)	(23,336)	(7,770)	(91,272)	106,766	152,866	(51,178)	(28,574)	[1]
Other expense	(57)	(1)		(117)		133		(168)		75	14	45	21	(37,615)	(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)		(2,000)										724	(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73		(671)		70		140		256	(7)			(14,989)	(461)	(388)	249	(194)	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		42,607				42,143		(1,999)								146,910	(50,774)	(28,587)
Income Tax Expense (Benefit)	(28,956)	15,933		19,056		(6,612)		199						(58,442)	12,643	28,576	0	0		28,576
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(15,451)	26,674		45,101		48,755		(2,198)						(85,856)	91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	3,440	95		(255)		968								4,120	713	808	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579		45,356		47,787		(2,198)		(9,589)	(10,145)	(23,291)	(7,749)	(89,976)	90,947	117,526	(50,774)	(28,587)
Stock-based compensation	1,000	586		611		412		2,899		7,079	6,527	15,133		2,900	4,000	4,700	30,100	200
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[2]	83,847,119		83,847,119	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	83,321,816	83,454,221	62,332,054	39,526,568
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[2]	87,069,256		84,413,499	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	84,596,676	85,220,017	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51		$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49		$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.00	$ 1.27	$ (0.81)	$ (0.72)
Restatement Adjustment
Sales				138,050	[3]
Cost of Goods Sold				55,657	[3]
Selling, general and administrative				(14,901)	[3]
Depreciation and amortization				(305)	[3]
Accretion expense				(240)	[3]
Operating (loss) income				66,947	[3]
Other expense				(117)	[3]
Foreign exchange (losses) gains, net				(2,000)	[3]
Interest expense, net				(671)	[3]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest				64,159	[3]
Income Tax Expense (Benefit)				19,056	[3]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				45,103	[3]
Net (income) loss attributable to noncontrolling interest				(255)	[3]
Net (loss) income attributable to Molycorp stockholders				45,358	[3]
Weighted average common shares outstanding - basic				83,847,119	[2],[3]
Weighted average common shares outstanding - diluted				87,069,256	[2],[3]
Basic (loss) earnings per share				$ 0.50	[3]
Diluted (loss) earnings per share				$ 0.48	[3]
Restatement Adjustment | Intercompany Sales
Cost of Goods Sold				5,100											5,100
Operating (loss) income				5,100											5,100
Income Tax Expense (Benefit)				(1,800)											(1,800)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 3,300											$ 3,300
Basic (loss) earnings per share				$ 0.04											$ 0.04
Diluted (loss) earnings per share				$ 0.04											$ 0.03

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[2]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.
[3]	During the fourth quarter of 2011, we identified an error in the elimination of intercompany sales in the third quarter of 2011. We have concluded that this error is not material to our previously issued consolidated financial statements for the third quarter of 2011, or to our consolidated financial statements for the 9 months ended September 30, 2011 or the fourth quarter of 2011. We revised our previously reported results for the third quarter of 2011 to correct this error in the appropriate quarterly period. This revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit in the third quarter of 2011 of $1.8 million for the three months ended September 30, 2011. For the nine months ended September 30, 2011, this revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit of $1.8 million We will appropriately revise the results in the quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.